Note 4 - Preferred Stock	3 Months Ended
Sep. 30, 2012
Note 4 - Preferred Stock:
Note 4 - Preferred Stock

NOTE 4 – Preferred Stock

The total number of preferred shares authorized that may be issued by the Company is 50,000,000 shares with a par value of $0.0001 per share.

As of September 30, 2012, the Company had no shares of its preferred stock issued and outstanding.